Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Products
Goods in transit	$ 69	$ 85
Finished stocks	186	135
Warehouse stores and materials	419	457
Carbon credits	19	7
Current inventories	693	684
(b) Inventories (non-current)
Warehouse stores and materials	33	18
Carbon credits	255	195
Non-current inventories	$ 288	$ 213